CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common Units Public [Member]	Common Unit Hegh LNG [Member]	Subordinated Units Hoegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 151,259	$ 325,250	$ 6,844	$ 42,421	$ (5,337)	$ 520,437
Net income	13,850	20,186	12,973	5,732	0	52,741
Cash distributions to unitholders	(13,692)	(31,663)	(10,051)	(18,398)	0	(73,804)
Refund of indemnification received from Hegh LNG	0	0	(9)	(55)	0	(64)
Conversion of subordinated units to common units	0	0	29,837	(29,837)	0	0
Other comprehensive income	0	0	0	0	(12,606)	(12,606)
Net proceeds from issuance of common units	0	1,029	0	0	0	1,029
Net proceeds from issuance of Series A Preferred Units	13,065	0	0	0	0	13,065
Issuance of units for Board of Directors' fees	0	194	0	0	0	194
Other and contributions from owners	0	180	201	137	0	518
Balance at Dec. 31, 2019	164,482	315,176	39,795	0	(17,943)	501,510
Net income	11,017	17,559	16,055	0	0	44,631
Cash distributions to unitholders	(11,005)	(23,798)	(21,338)	0	0	(56,141)
Cumulative change in accounting principle (Note 2)	0	(84)	(72)	0	0	(156)
Refund of indemnification received from Hegh LNG						0
Other comprehensive income	0	0	0	0	(14,037)	(14,037)
Net proceeds from issuance of Series A Preferred Units	2,393	0	0	0	0	2,393
Issuance of units for Board of Directors' fees	0	128	0	0	0	128
Contributions from Hegh LNG	0	0	8,600	0	0	8,600
Other and contributions from owners	0	(10)	148	0	0	138
Balance at Sep. 30, 2020	$ 166,887	$ 308,971	$ 43,188	$ 0	$ (31,980)	$ 487,066